Income Taxes - Summary of Components of Tax Expenses and Benefit (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure representing major components of tax expense income [line items]
Withholding tax cash payment for interest and other taxes	$ 4,900	$ 1,200
Deferred tax assets	649,421	473,742
Mongolia [member]
Disclosure representing major components of tax expense income [line items]
Deferred tax assets relating to tax losses that expire if not recovered against taxable profits	280,100
Deferred tax assets	584,200
Deferred tax assets relating to accrued but unpaid interest expense and other temporary differences	304,100
Additional deferred tax assets	165,900	164,900
Additional deferred tax assets as result of additional operating losses and accrued but unpaid interest expense	105,600
Deferred tax assets relating to tax losses and accrued but unpaid interest		418,300
Additional deferred tax assets, current		81,900
Canada [member]
Disclosure representing major components of tax expense income [line items]
Deferred tax assets	$ 65,300	$ 55,500